Basis of presentation	12 Months Ended
Dec. 31, 2018
Statements Line Items
Basis of presentation [Text Block]

2.                    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year, except for the adoption of new accounting standards (Note 3) and the presentation of the general and administrative expenses and the business development expenses, which are now presented net of the cost recoveries from associates, instead of the cost recoveries from associates being presented on a separate line on the consolidated statements of loss (cost recoveries from associates). The comparative figures have been reclassified to conform to the presentation adopted in the current fiscal year.

The Board of Directors approved the audited consolidated financial statements for issue on February 20, 2019.